EATON VANCE GROWTH TRUST

                                24 Federal Street
                                Boston, MA 02110




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated April 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 67 ("Amendment No. 67") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 67 was filed electronically with the Commission (Accession No. 0000950156-97-000350) on March 27, 1997.

             EV Marathon Worldwide Developing Resources Fund
             EV Traditional Worldwide Developing Resources Fund
             EV Marathon Worldwide Health Sciences Fund

                                     EATON VANCE GROWTH TRUST



                                      By: /S/ ERIC G. WOODBURY
                                         Eric G. Woodbury,
                                         Assistant Secretary

Date:  April 1, 1997